Description of Business - Additional Information (Details)				3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 27, 2023 USD ($)	Jul. 21, 2023	Mar. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	May 15, 2018 USD ($)
Description of Business [Line Items]
Unpaid federal excise taxes, including penalties and interest												$ 1,900,000
Excise and property taxes payables				$ 6,701,000			$ 6,701,000		$ 6,446,000		$ 3,768,000
Total outstanding property tax liability including penalties and interest				2,100,000			2,100,000		1,700,000		1,400,000
Amount of property tax, interest and penalties related to lien							200,000		200,000
Principal Amount Outstanding On Future Equity with Token allocation Note							500,000		5,000,000
Past due rental and maintenance payments under aircraft leases										$ 5,000,000
Repayment of past due rental and maintenance at contingent capital contribution				1,000,000			1,000,000		1,000,000
Proceeds from convertible notes								$ 4,000,000	4,000,000
Exchange of common stock, value				202,000		$ 300,000	202,000	385,000	130,000
Accumulated deficit				(416,932,000)			(416,932,000)		(351,839,000)		(277,477,000)
Proceeds form business license fees paid			$ 200,000
2020 Twenty Convertible Note
Description of Business [Line Items]
Outstanding principal									600,000
SAFE Notes
Description of Business [Line Items]
Outstanding principal									500,000
Subsequent Event
Description of Business [Line Items]
Shares conversion ratio		22.4
Amount of property tax, interest and penalties related to lien					$ 200,000
Subsequent Event | SAFE Notes
Description of Business [Line Items]
Outstanding principal	$ 56,437,414
Subsequent Event | Convertible Note Purchase Agreement
Description of Business [Line Items]
Proceeds from convertible notes	8,000,000
Subsequent Event | GEM Purchase Agreement
Description of Business [Line Items]
Exchange of common stock, value	$ 25,000,000
Minimum
Description of Business [Line Items]
Capital contribution contingent past due rental and maintenance repayment				30,000,000			30,000,000		30,000,000
Capital contribution contingent past due rental and maintenance full repayment				50,000,000			50,000,000		50,000,000
Accrued Expenses
Description of Business [Line Items]
Excise and property taxes payables				6,600,000			6,600,000		5,800,000
Southern Airways Corporation
Description of Business [Line Items]
Exchange of common stock, value						1,104,000		1,104,000	1,290,000
Outstanding principal				22,182,000			22,182,000		24,445,000		4,015,000
Cash				1,000,000			1,000,000		1,400,000
Accumulated deficit				$ (14,483,000)		$ (8,444,000)	$ (14,483,000)	$ (8,444,000)	$ (10,579,000)		(6,108,000)
Southern Airways Corporation | Error Corrections
Description of Business [Line Items]
Accumulated deficit											$ 494,000